Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Prospectus Date	rr_ProspectusDate	May 30, 2014
F | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst1_SupplementTextBlock	Supplement to the
Fidelity® Institutional Money Market Funds - Money Market Portfolio - Class F
May 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.15%
Fee waiver and/or expense reimbursementA	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.14%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class F of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.14%. This arrangement will remain in effect through May 31, 2015. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

1 year	$ 14
3 years	$ 47
5 years	$ 83
10 years	$ 191